SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

23.SEGMENT REPORTING

Since January 1, 2021, the Company reported segments as five operating segments: (1) Express delivery services, (2) Freight delivery services (“Freight delivery”), (3) Supply chain management services (“Supply chain management”), (4) Global logistic services (“Global”), (5) Other services (“Others”). Since the Express business was disposed in December 2021 and are reflected in the consolidated financial statements as discontinued operations, it is not reflected in the segment disclosures. Since then, the Company reports its financial results in four operating segments: (1) Freight delivery, or the Freight segment, (2) Supply chain management, or the Supply Chain Management segment, (3) Global logistics, or the Global segment, (4) Others segment.

Since January 1, 2022, due to the winding down of Ucargo, the Company reported Ucargo services together with Freight delivery services. Prior year’s comparative figure related to Ucargo services revenue of RMB2,809,081 under “Revenue – Others” for the year ended December 31, 2021 has been reclassified to “Revenue – Freight delivery” to conform to the current year’s presentation. The Company continues to report its financial results in four operating segments: (1) Freight delivery, or the Freight segment, (2) Supply chain management, or the Supply Chain Management segment, (3) Global logistics, or the Global segment, (4) Others segment.

The chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The CODM uses multiple performance measures in evaluating the performance of the operating segments and allocating assets but determined that gross profit/loss is the measurement principle that is most consistent with those used in measuring the corresponding amounts in the Company’s consolidated financial statements in accordance with ASC 280-10-50-28. The Company’s reportable segments are strategic business units that offer different services. They are managed separately because each business requires different technology and market strategies. The changes in reportable segments align with the manner in which the Company’s CODM currently receives and uses financial information to allocate resource and evaluate the performance of reporting segments. The accounting policy of the segments are the same as those described in the summary of significant accounting policies in the consolidated financial statements. Inter-segment sales are accounted for as if the sales were to third parties, that is, at current market prices.

The Company currently does not allocate assets to its operating segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. The Company retrospectively revised prior period segment information to conform to current period presentation.

23.SEGMENT REPORTING (CONTINUED)

The table below provides a summary of the Company’s operating segment results for the years ended December 31, 2021, 2022 and 2023:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue:
Freight delivery	8,353,703	4,890,823	5,412,204	762,293
Supply chain management	1,820,239	1,852,153	1,857,429	261,613
Global	1,194,146	963,505	949,738	133,768
Others	172,447	116,859	106,393	14,985
Inter-segment*	(114,699)	(79,268)	(9,920)	(1,397)
Consolidated revenue	11,425,836	7,744,072	8,315,844	1,171,262
Gross (loss) profit:
Freight delivery	(262,303)	(226,659)	197,429	27,807
Supply chain management	73,272	110,257	158,162	22,276
Global	(64,656)	(164,680)	(184,970)	(26,052)
Others	54,299	17,524	79,816	11,242
Inter-segment*	—	—	—	—
Consolidated gross (loss) profit	(199,388)	(263,558)	250,437	35,273
(*)

The inter segment eliminations mainly consist of services provided by Freight delivery and Global segments to the Supply chain management services segment, for the years ended December 31, 2021, 2022 and 2023, respectively.

The Company’s operations are primarily based in China, where the Company derives a substantial portion of their revenues. The following table presents revenues generated in domestic and overseas markets for the years ended December 31, 2021, 2022 and 2023.

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
PRC	10,231,981	6,827,165	7,369,331	1,037,948
Non-PRC	1,193,855	916,907	946,513	133,314
	11,425,836	7,744,072	8,315,844	1,171,262

The following table presents the Group’s revenue from contracts with customers disaggregated by the revenue recognition time:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenue recognized at point of time	335,787	282,165	505,440	71,190
Revenue recognized over time	11,090,049	7,461,907	7,810,404	1,100,072
	11,425,836	7,744,072	8,315,844	1,171,262